COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS

Legal Proceedings

The Company may from time to time become a party to various legal proceedings arising in the ordinary course of our business. The Company is currently not a party to any pending legal proceeding that is not ordinary routine litigation incidental to our business.

Employment Agreement with Phillip A. Bosua, Chief Executive Officer

See the Employment Agreement for Phillip A. Bosua that was disclosed in Form 10-K filed with the SEC on December 29, 2020. Phillip A. Bosua.

Employment Agreement with Ronald P. Erickson, Chairman of the Board and Interim Chief Financial Officer

See the Employment Agreement for Ronald P. Erickson that was disclosed in Form 10-K filed with the SEC on December 29, 2020.

Properties and Operating Leases

See the Property Leases that were disclosed in Form 10-K filed with the SEC on December 29, 2020.

Legal Proceedings

The Company may from time to time become a party to various legal proceedings arising in the ordinary course of our business. The Company is currently not a party to any pending legal proceeding that is not ordinary routine litigation incidental to our business.

Employment Agreement with Phillip A. Bosua, Chief Executive Officer

Phillip A. Bosua was appointed our Chief Executive Officer on April 10, 2018. Previously, Mr. Bosua served as the Company’s Chief Product Officer since August 2017. The Company entered into a Consulting Agreement with Mr. Bosua’s company, Blaze Clinical on July 7, 2017. From September 2012 to February 2015, Mr. Bosua was the founder and Chief Executive Officer of LIFX Inc. (where he developed and marketed an innovative “smart” light bulb) and from August 2015 until February 2016 was Vice President Consumer Products at Soraa (which markets specialty LED light bulbs). From February 2016 to July 2017, Mr. Bosua was the founder and CEO of RAAI, Inc. (where he continued the development of his smart lighting technology). From May 2008 to February 2013 he was the Founder and CEO of LimeMouse Apps, a leading developer of applications for the Apple App Store.

On April 10, 2018, the Company entered into an Employment Agreement with Mr. Bosua reflecting his appointment as Chief Executive Officer. The Employment Agreement is for an initial term of 12 months (subject to earlier termination) and will be automatically extended for additional 12-month terms unless either party notifies the other party of its intention to terminate the Employment Agreement with at least ninety (90) days prior to the end of the Initial Term or renewal term. Mr. Bosua was paid a base salary of $225,000 per year, received 500,000 shares of common stock valued at $0.33 per share and may be entitled to bonuses and equity awards at the discretion of the Board or a committee of the Board. The Employment Agreement provides for severance pay equal to 12 months of base salary if Mr. Bosua is terminated without “cause” or voluntarily terminates his employment for “good reason.” From March 5, 2019 to May 1, 2020, the annual compensation was $240,000, and from May 5, 2020 to September 30, 2020, the annual compensation was $260,000. The Compensation Committee and the Board of Particle, Inc. compensated Phillip A. Bosua with an annual salary of $120,000 from June 1, 2020.

Employment Agreement with Ronald P. Erickson, Chairman of the Board and Interim Chief Financial Officer

On April 10, 2018, the Company entered into an Amended Employment Agreement for Ronald P. Erickson which amends the Employment Agreement dated July 1, 2017. The Agreement expires March 21, 2019. automatically be extended for additional one (1) year periods unless either Party delivers written notice of such Party’s intention to terminate this Agreement at least ninety (90) days prior to the end of the Initial Term or renewal term.

Mr. Erickson’s annual compensation was $180,000. Mr. Erickson is also entitled to receive an annual bonus and equity awards compensation as approved by the Board. The bonus should be paid no later than 30 days following earning of the bonus. From October 1, 2018 to March 4, 2019, from March 5, 2019 to May 1, 2020, the annual compensation was $195,000, and from May 5, 2020 to September 30, 2020, the annual compensation was $215,000. The Compensation Committee and the Board of Particle Inc. compensated Ronald P. Erickson with an annual salary of $120,000 from June 1, 2020.

Mr. Erickson will be entitled to participate in all group employment benefits that are offered by the Company to its senior executives and management employees from time to time, subject to the terms and conditions of such benefit plans, including any eligibility requirements.

If the Company terminates Mr. Erickson’s employment at any time prior to the expiration of the Term without Cause, as defined in the Employment Agreement, or if Mr. Erickson terminates his employment at any time for “Good Reason” or due to a “Disability”, Mr. Erickson will be entitled to receive (i) his Base Salary amount for one year; and (ii) medical benefits for eighteen months.

Properties and Operating Leases

The Company is obligated under the following leases for its various facilities.

Corporate Offices

On April 13, 2017, the Company leased its executive office located at 500 Union Street, Suite 810, Seattle, Washington, USA, 98101. The Company leases 943 square feet and the net monthly payment is $2,672. The monthly payment increases approximately 3% each year and the lease expires on May 31, 2022.

Lab Facilities and Executive Offices

On February 1, 2019, the Company leased its lab facilities and executive offices located at 915 E Pine Street, Suite 212, Seattle, WA 98122. The Company leases 2,642 square feet and the net monthly payment is $8,256. The monthly payment increases approximately 3% on July 1, 2019 and annually thereafter. The lease expires on June 30, 2021 and can be extended.

On June 26, 2020, the Company leased temporary lab facilities located at 3131 Western Avenue, Suite A350, Seattle, WA 98121. The Company leased 5,707 square feet and the net monthly payment is $11,414. The lease was terminated August 31, 2020.